Unaudited Condensed Consolidated Statements of Operations and Comprehensive Income (Loss) - USD ($)	6 Months Ended
	Sep. 30, 2025	Sep. 30, 2024
Revenues
Total revenues	$ 2,868,935	$ 1,843,105
Expenses
Commission expenses	900,367	642,733
Compensation and benefits	1,057,496	865,590
Communications and technology	238,399	349,507
Occupancy	73,289	63,628
Travel and business development	12,682	38,497
Professional fees	101,328	212,733
Other administrative expenses	294,834	120,838
Total expenses	2,678,395	2,293,526
Income (loss) before income taxes	190,540	(450,421)
Income tax benefits (expense)
Net income (loss)	190,540	(450,421)
Other comprehensive loss
Foreign currency translation adjustment	(137,311)	(193,915)
Total comprehensive income (loss)	$ 53,229	$ (644,336)
Earnings (loss) per share:
Basic (in Dollars per share)	$ 0.01	$ (0.01)
Diluted (in Dollars per share)	$ 0.01	$ (0.01)
Weighted average number of ordinary shares outstanding:
Basic (in Shares)	37,061,964	37,023,752
Diluted (in Shares)	37,061,964	37,023,752
Futures brokerage commissions
Revenues
Total revenues	$ 1,269,043	$ 968,213
Trading solution service revenues
Revenues
Total revenues	260,000	429,215
Trading gains from over-the-counter (“OTC”) derivatives business
Revenues
Total revenues		145,579
Interest income from loan business
Revenues
Total revenues	474,719	313,868
Other service revenues
Revenues
Total revenues	146,079	38,534
Trading gains (losses)
Revenues
Total revenues	510,903	(631,570)
Interest income and other
Revenues
Total revenues	$ 208,191	$ 579,266